Condensed Consolidated Statements of Cash Flows (JPY ¥) In Millions, unless otherwise specified	9 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Cash Flows from Operating Activities:
Net income	¥ 71,460	¥ 52,584
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	124,541	125,288
Provision for doubtful receivables and probable loan losses	8,268	18,882
Increase (Decrease) in policy liabilities	1,121	(13,986)
Equity in net (income) loss of affiliates (excluding interest on loans)	2,753	(7,622)
Gains on sales of subsidiaries and affiliates and liquidation losses, net	(2,497)	(1,570)
Gains on sales of available-for-sale securities	(8,370)	(4,876)
Gains on sales of real estate under operating leases	(2,105)	(1,945)
Gains on sales of operating lease assets other than real estate	(12,346)	(7,300)
Write-downs of long-lived assets	11,482	4,719
Write-downs of securities	9,865	17,930
Increase in restricted cash	(2,995)	(8,601)
Decrease (Increase) in trading securities	34,071	(34,354)
Decrease (Increase) in inventories	11,879	(1,850)
Decrease in other receivables	12,276	6,400
Decrease in trade notes, accounts payable and other liabilities	(10,061)	(13,589)
Other, net	(37,852)	(28,196)
Net cash provided by operating activities	211,490	101,914
Cash Flows from Investing Activities:
Purchases of lease equipment	(439,772)	(412,727)
Principal payments received under direct financing leases	256,458	284,104
Installment loans made to customers	(513,861)	(529,732)
Principal collected on installment loans	671,225	819,086
Proceeds from sales of operating lease assets	145,728	108,763
Investment in affiliates, net	1,278	12,707
Proceeds from sales of investment in affiliates	2,864	1,283
Purchases of available-for-sale securities	(532,962)	(584,736)
Proceeds from sales of available-for-sale securities	242,844	266,074
Proceeds from redemption of available-for-sale securities	265,673	247,404
Purchases of other securities	(39,147)	(27,965)
Proceeds from sales of other securities	15,304	18,883
Purchases of other operating assets	(13,532)	(9,546)
Acquisitions of subsidiaries, net of cash acquired	(3,548)	(21,545)
Sales of subsidiaries, net of cash disposed	3,458	9,107
Other, net	(1,971)	(9,942)
Net cash provided by investing activities	60,039	171,218
Cash Flows from Financing Activities:
Net decrease in debt with maturities of three months or less	(53,346)	(53,915)
Proceeds from debt with maturities longer than three months	1,065,639	1,128,316
Repayment of debt with maturities longer than three months	(1,346,528)	(1,469,807)
Net increase in deposits due to customers	3,500	126,241
Cash dividends paid to ORIX Corporation shareholders	(8,599)	(8,061)
Contribution from noncontrolling interests	20,258
Cash dividends paid to redeemable noncontrolling interests	(124)	(5,961)
Net decrease in call money	(10,000)	(8,000)
Other, net	(5,258)	(3,186)
Net cash used in financing activities	(334,458)	(294,373)
Effect of Exchange Rate Changes on Cash and Cash Equivalents	(6,304)	(9,494)
Net decrease in Cash and Cash Equivalents	(69,233)	(30,735)
Cash and Cash Equivalents at Beginning of Year	732,127	639,087
Cash and Cash Equivalents at End of Period	¥ 662,894	¥ 608,352